Events after the reporting period	12 Months Ended
Dec. 31, 2022
Disclosure of Subsequent Event [Line Items]
Events after the reporting period

37.         Events after the reporting period

No significant events were identified, in addition to those mentioned in note 1(g) and 17(d), that have occurred between the reporting period and the issuance date of the financial statements that must be disclosed.

In accordance with International Financial Reporting Standards - IFRS, the accompanying financial statements were prepared based on the conditions existing as of December 31, 2022 and considering those events that occurred after that date that provided evidence of conditions that existed at the end of the reporting period up to their issuance date.

Sociedad Minera Cerro Verde S.A.A.
Disclosure of Subsequent Event [Line Items]
Events after the reporting period

26.   Subsequent events

Since December 31, 2022, and through the date these financial statements were issued, no material events have occurred that may affect the amounts reported within these financial statements.